Impairment Charges	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment Charges [Abstract]
Impairment Charges

NOTE E—IMPAIRMENT CHARGES

In 2011, the Company recorded an impairment charge of approximately $347,000 to write down the carrying value of the Oak Reserve at Winter Park property to estimated fair value. See Note B. During 2011, the Company also recorded impairment charges of approximately $56,000 to write down the carrying value of the Estates at Maitland property (land held for future development and $11,000 to write down the carrying value of Maitland Town Center—East) to estimated fair value. The estimated fair values of these projects were derived from third-party appraisals, which are Level 3 inputs in the fair value hierarchy.

NOTE E—IMPAIRMENT CHARGES

In 2011, the Company recorded an impairment charge of approximately $347,000 to write down the carrying value of the Oak Reserve at Winter Park property to estimated fair value. See Note B. During 2011, the Company also recorded impairment charges of approximately $56,000 to write down the carrying value of the Estates at Maitland property (land held for future development and $11,000 to write down the carrying value of Maitland Town Center—East) to estimated fair value. The estimated fair values of these projects were derived from third-party appraisals, which are Level 3 inputs in the fair value hierarchy.